Schedule of Intangible Assets Acquired and their Associated Estimated Acquisition Date Fair Values (Details) - USD ($)			9 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 18, 2024	Sep. 30, 2025	Dec. 31, 2024
Customer Relationships [Member]
Business Combination [Line Items]
Estimated Useful Life				7 years
Customer Relationships [Member] | Minimum [Member]
Business Combination [Line Items]
Estimated Useful Life			6 years
Customer Relationships [Member] | Maximum [Member]
Business Combination [Line Items]
Estimated Useful Life			7 years
Trade Names [Member]
Business Combination [Line Items]
Estimated Useful Life				15 years
Trade Names [Member] | Minimum [Member]
Business Combination [Line Items]
Estimated Useful Life			10 years
Trade Names [Member] | Maximum [Member]
Business Combination [Line Items]
Estimated Useful Life			15 years
Technology-Based Intangible Assets [Member]
Business Combination [Line Items]
Estimated Useful Life				6 years
Technology-Based Intangible Assets [Member] | Minimum [Member]
Business Combination [Line Items]
Estimated Useful Life			6 years
Technology-Based Intangible Assets [Member] | Maximum [Member]
Business Combination [Line Items]
Estimated Useful Life			8 years
Vidello [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Intangible Assets	$ 551,000
Estimated Useful Life	6 years
Vidello [Member] | Trade Names [Member]
Business Combination [Line Items]
Intangible Assets	$ 736,000
Estimated Useful Life	10 years
Vidello [Member] | Technology-Based Intangible Assets [Member]
Business Combination [Line Items]
Intangible Assets	$ 4,010,000
Vidello [Member] | Technology-Based Intangible Assets [Member] | Minimum [Member]
Business Combination [Line Items]
Estimated Useful Life	7 years
Vidello [Member] | Technology-Based Intangible Assets [Member] | Maximum [Member]
Business Combination [Line Items]
Estimated Useful Life	8 years
Open Reel [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Intangible Assets		$ 588,710
Estimated Useful Life		7 years
Open Reel [Member] | Trade Names [Member]
Business Combination [Line Items]
Intangible Assets		$ 899,600
Estimated Useful Life		15 years
Open Reel [Member] | Technology-Based Intangible Assets [Member]
Business Combination [Line Items]
Intangible Assets		$ 2,415,010
Estimated Useful Life		6 years